Annual Total Returns - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Bar Chart Table:
Annual Return 2014	3.15%
Annual Return 2015	(0.45%)
Annual Return 2016	15.04%
Annual Return 2017	11.34%
Annual Return 2018	(8.75%)
Annual Return 2019	30.03%
Annual Return 2020	21.36%
Annual Return 2021	24.67%
Annual Return 2022	(18.47%)
Annual Return 2023	19.09%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017